SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2024 USD ($) item $ / shares shares	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held in PRC		$ 6,902,275	$ 6,197,461		¥ 48,366,999	¥ 45,216,675
Lease, Practical expedients	true
Government grants		92,883	66,177	$ 137,754
Deferred government grants		106,901	298,691
Research and development expense		1,361,499	568,470	1,224,344
Advertising costs		$ 92,904	145,916	$ 166,064
Short term investment			$ 1,000,000
Number of units in the fund | item		20,000	20,000
Fair value of fund			$ 13,943,019
Proceeds from Sale and Maturity of Marketable Securities		$ 4,800,000
Value of Remaining Redemption Assets in the Fund		$ 14,770,000
Number of shares to be received for redemption of remaining assets fund | shares		18,621,000			18,621,000
Value for shares to be received for redemption of remaining assets fund		$ 13,258,152
Average Stock price Per Share | $ / shares		$ 0.712
Impairment of long-lived assets		$ 0	$ 0
Fair value of the stock		$ 9,143,019